UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      January 13, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    9857

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE COMPUTER INC COM         COMMON STOCK     037833100      663     9222 SH       SOLE                   9222        0        0
D APPLIED MATERIALS INC COM      COMMON STOCK     038222105      413    23005 SH       SOLE                  23005        0        0
D ASML HOLDING NV                ADRS STOCKS      N07059111      462    23005 SH       SOLE                  23005        0        0
D CADENCE DESIGN SYSTEMS INC     COMMON STOCK     127387108      650    38425 SH       SOLE                  38425        0        0
D CHINA UNICOM ADR               ADRS STOCKS      16945R104      125    15337 SH       SOLE                  15337        0        0
D CISCO SYS INC COM              COMMON STOCK     17275R102      920    53743 SH       SOLE                  53743        0        0
D E M C CORP MASS COM            COMMON STOCK     268648102      837    61428 SH       SOLE                  61428        0        0
D EBAY INC COM STK               COMMON STOCK     278642103      597    13803 SH       SOLE                  13803        0        0
D ELECTRONICS FOR IMAGING INC    COMMON STOCK     286082102      695    26105 SH       SOLE                  26105        0        0
D EQUINIX INC                    COMMON STOCK     29444U502      564    13835 SH       SOLE                  13835        0        0
D GOOGLE                         COMMON STOCK     38259P508      638     1537 SH       SOLE                   1537        0        0
D INFORMATICA CORP               COMMON STOCK     45666Q102      644    53678 SH       SOLE                  53678        0        0
D LINEAR TECHNOLOGY CO RP USD CO COMMON STOCK     535678106      609    16871 SH       SOLE                  16871        0        0
D MICROSOFT CORP COM             COMMON STOCK     594918104      803    30715 SH       SOLE                  30715        0        0
D QUALCOMM INC COM               COMMON STOCK     747525103      596    13828 SH       SOLE                  13828        0        0
D SALESFORCE COM                 COMMON STOCK     79466L302      401    12500 SH       SOLE                  12500        0        0
D YAHOO INC COM                  COMMON STOCK     984332106      240     6135 SH       SOLE                   6135        0        0
S REPORT SUMMARY                 17 DATA RECORDS                9857        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED